Investments Accounted for Using the Equity Method - Summary of Investments in Equity Accounted Investees (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
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Associates	¥ 3,467,503	¥ 3,703,848	¥ 3,119,740
Joint ventures	693,300	593,716	347,502
Total	¥ 4,160,803	¥ 4,297,564	¥ 3,467,242